Exhibit 99
Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385	55.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30000%	July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%	May 15, 2020
Class A-2b Notes	$233,100,000.00	1.29%	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%	November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%	September 15, 2022
Class B Notes	$39,030,000.00	2.15%	October 15, 2022
Class C Notes	$26,020,000.00	2.33%	December 15, 2023
Total	$1,301,120,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,259,410.10

Principal:
Principal Collections	$30,257,021.14
Prepayments in Full	$18,999,604.89
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$49,256,626.03
Collections	$52,516,036.13

Purchase Amounts:
Purchase Amounts Related to Principal	$528,312.50
Purchase Amounts Related to Interest	$1,805.88
Sub Total	$530,118.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,046,154.51

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,046,154.51
Servicing Fee	$1,175,307.09	$1,175,307.09	$0.00	$0.00	$51,870,847.42
Interest - Class A-1 Notes	$211,900.00	$211,900.00	$0.00	$0.00	$51,658,947.42
Interest - Class A-2a Notes	$173,659.50	$173,659.50	$0.00	$0.00	$51,485,287.92
Interest - Class A-2b Notes	$167,055.00	$167,055.00	$0.00	$0.00	$51,318,232.92
Interest - Class A-3 Notes	$315,776.50	$315,776.50	$0.00	$0.00	$51,002,456.42
Interest - Class A-4 Notes	$96,089.95	$96,089.95	$0.00	$0.00	$50,906,366.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,906,366.47
Interest - Class B Notes	$41,957.25	$41,957.25	$0.00	$0.00	$50,864,409.22
Second Priority Principal Payment	$20,124,641.38	$20,124,641.38	$0.00	$0.00	$30,739,767.84
Interest - Class C Notes	$30,313.30	$30,313.30	$0.00	$0.00	$30,709,454.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,709,454.54
Regular Principal Payment	$273,275,358.62	$30,709,454.54	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,046,154.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$20,124,641.38
Regular Principal Payment					$30,709,454.54
Total					$50,834,095.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$50,834,095.92	$173.26	$211,900.00	$0.72	$51,045,995.92	$173.98
Class A-2a Notes	$0.00	$0.00	$173,659.50	$0.75	$173,659.50	$0.75
Class A-2b Notes	$0.00	$0.00	$167,055.00	$0.72	$167,055.00	$0.72
Class A-3 Notes	$0.00	$0.00	$315,776.50	$0.85	$315,776.50	$0.85
Class A-4 Notes	$0.00	$0.00	$96,089.95	$0.94	$96,089.95	$0.94
Class B Notes	$0.00	$0.00	$41,957.25	$1.08	$41,957.25	$1.08
Class C Notes	$0.00	$0.00	$30,313.30	$1.17	$30,313.30	$1.17
Total	$50,834,095.92	$39.07	$1,036,751.50	$0.80	$51,870,847.42	$39.87

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$293,400,000.00	1.0000000	$242,565,904.08	0.8267413
Class A-2a Notes	$233,100,000.00	1.0000000	$233,100,000.00	1.0000000
Class A-2b Notes	$233,100,000.00	1.0000000	$233,100,000.00	1.0000000
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$1,301,120,000.00	1.0000000	$1,250,285,904.08	0.9609305

Pool Information
Weighted Average APR	2.708%	2.677%
Weighted Average Remaining Term	55.90	54.99
Number of Receivables Outstanding	55,385	54,409
Pool Balance	$1,410,368,510.87	$1,360,583,351.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,301,123,506.84	$1,254,975,358.62
Pool Factor	1.0000000	0.9647006

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$105,607,992.52
Targeted Overcollateralization Amount	$144,987,370.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,297,447.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		48	$221.20
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$221.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		48	$221.20
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$221.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4.61
Average Net Loss for Receivables that have experienced a Realized Loss			$4.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.34%	173	$4,569,396.91
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.34%	173	$4,569,396.91

Repossession Inventory:
Repossessed in the Current Collection Period		3	$75,263.44
Total Repossessed Inventory		3	$75,263.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	1

IX. CREDIT RISK RETENTION INFORMATION

The fair value of the Notes and the Residual Interest on the Closing Date is provided below.

	Fair Value	Fair Value
	(Mils.)	(%)

Class A notes	$1,236.1	89.2%
Class B notes	$39.0	2.8%
Class C notes	$26.0	1.9%
Residual Interest	$84.4	6.1%

Total	$1,385.5	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $69.3 million, according to Regulation RR.

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer